SECURITY DEPOSIT (Tables)	12 Months Ended
Dec. 31, 2023
Security Deposit
SCHEDULE OF SECURITY DEPOSIT

Security Deposit consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Security Deposit which can be lifted within one year	33,700	33,909
Security Deposit which can be lifted in the second and third years	57,300	57,300
Total	91,000	91,209